Reserve	6 Months Ended
Dec. 31, 2024
Reserve
Reserve

17.Reserve

Capital reserve represents non-distributable reserve which arose from waiver of loan from ultimate holding company.

The movement in current year is mainly due to waiver of loans by Amber Global Ltd and other related companies within Amber group of companies for certain cryptocurrencies loans, advances, payment on behalf and intercompany payables with the Group.